Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cost or Amortized Cost
Total	$ 2,249,891	$ 2,315,654
Fair Value
Total	2,678,688	2,592,484
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	42,655
Due after one year through five years	347,499
Due after five years through ten years	382,654
Due after ten years	1,407,515
Total Cost or Amortized Cost, Contractual maturity	2,180,323
Fair Value
Due in one year or less	43,046
Due after one year through five years	379,562
Due after five years through ten years	412,697
Due after ten years	1,766,727
Total Fair Value, Contractual maturity	2,602,032
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	684
Fair Value
Fair Value	734
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3,794
Fair Value
Fair Value	3,896
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	65,090
Fair Value
Fair Value	$ 72,026